Award Timing Disclosure	12 Months Ended
	Dec. 28, 2025	Jul. 23, 2025	[1]	Jul. 22, 2025 USD ($) shares $ / shares	Apr. 28, 2025 [2]	Apr. 23, 2025 [3]	Apr. 22, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee does not grant equity awards, including stock options, in anticipation of the release of material non-public
information, and we do not time the release of material
non-public
information based upon grant dates of equity. The Committee does not take material non-public
information into account in determining the timing and terms of its equity awards. Instead, equity awards are granted in connection with our yearly compensation cycle at pre-scheduled
meeting dates. In 2025, stock option grants were made at the regularly scheduled meeting of the Committee and the Board on April 22, 2025. We issued our press release containing financial results for the first quarter shortly following this meeting date. In addition, a one-time
stock option grant was made to our President and Chief Executive Officer at the regularly scheduled meeting of the Personnel and Compensation Committee and the Board on July 22, 2025. We issued our press release containing financial results for the second quarter shortly following this meeting date.

Award Timing Method	The Committee does not grant equity awards, including stock options, in anticipation of the release of material non-public
information, and we do not time the release of material
non-public
	information based upon grant dates of equity.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In 2025, stock option grants were made at the regularly scheduled meeting of the Committee and the Board on April 22, 2025. We issued our press release containing financial results for the first quarter shortly following this meeting date. In addition, a one-time
	stock option grant was made to our President and Chief Executive Officer at the regularly scheduled meeting of the Personnel and Compensation Committee and the Board on July 22, 2025. We issued our press release containing financial results for the second quarter shortly following this meeting date.
MNPI Disclosure Timed for Compensation Value	false
George C Bobb III [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name				George C. Bobb III			George C. Bobb III
Underlying Securities | shares				4,660			4,078
Exercise Price | $ / shares				$ 555.95			$ 461.1
Fair Value as of Grant Date | $				$ 999,337			$ 731,185
Underlying Security Market Price Change		(1.1)			(0.9)	(0.4)
Edwin Roks [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name							Edwin Roks
Underlying Securities | shares							6,021
Exercise Price | $ / shares							$ 461.1
Fair Value as of Grant Date | $							$ 1,079,565
Underlying Security Market Price Change					(0.9)	(0.4)
Stephen F Blackwood [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name							Stephen F. Blackwood
Underlying Securities | shares							3,033
Exercise Price | $ / shares							$ 461.1
Fair Value as of Grant Date | $							$ 543,817
Underlying Security Market Price Change					(0.9)	(0.4)
Robert Mehrabian [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name							Robert Mehrabian
Underlying Securities | shares							6,133
Exercise Price | $ / shares							$ 461.1
Fair Value as of Grant Date | $							$ 1,099,647
Underlying Security Market Price Change					(0.9)	(0.4)
Jason VanWees [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name							Jason VanWees
Underlying Securities | shares							3,317
Exercise Price | $ / shares							$ 461.1
Fair Value as of Grant Date | $							$ 594,738
Underlying Security Market Price Change					(0.9)	(0.4)
Melanie Cibik [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name							Melanie Cibik
Underlying Securities | shares							2,772
Exercise Price | $ / shares							$ 461.1
Fair Value as of Grant Date | $							$ 497,020
Underlying Security Market Price Change					(0.9)	(0.4)

[1]	The July 23, 2025 report related to the announcement of our quarterly earnings release for the second quarter of 2025.
[2]	The April 28, 2025 report announced the cessation of Edwin Roks and the appointment of George C. Bobb III as our President and Chief Executive Officer.
[3]	The April 23, 2025 report related to the announcement of our quarterly and annual earnings release for the fourth quarter of 2024 and fiscal year 2024.